Other investments (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021
Investment Fund One [Member]
Other investments (Details) [Line Items]
Investment cash consideration	$ 15,000
Investment fund redemption notice period	1 month
Fair value loss from investment		$ 2,410	$ 4,235
Investment Fund Two [Member]
Other investments (Details) [Line Items]
Investment cash consideration	$ 17,100
Fair value loss from investment		$ 4,320
Investment fund redemption period	3 years
Fair value gain from investment			$ 684